Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Deposits	$ 1,339,219	$ 1,183,873
Loan amount	1,420,000
Service fees on deposit accounts	1,921	1,482
Medical Use Cannabis Customers, Deposit Balances | Product Concentration Risk
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Deposits	$ 129,200	$ 253,800
Concentration risk, percentage	9.60%	21.40%
Service fees on deposit accounts	$ 1,600	$ 613
Cannabis Related Loan
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loan amount	5,500	970
Interest income	$ 183	$ 51
Two Customers | Medical Use Cannabis Customers, Deposit Balances | Customer Concentration Risk
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Concentration risk, percentage	13.60%	65.90%
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability	$ 205,100	$ 150,600
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability	$ 20,800	$ 19,300